EATON VANCE CASH MANAGEMENT FUND EATON VANCE MONEY MARKET FUND EATON VANCE TAX FREE RESERVES FUND Supplement to Prospectus and Statement of Additional Information dated May 1, 2007

Effective March 1, 2008, all references to Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund are removed.

March 1, 2008	TFRPS